Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Summary Of Significant Accounting Policies [Line Items]
Net Income from continuing operations	$ 158,442	$ 225,495	$ 239,745	[1]	$ 203,640	$ 139,476	$ 174,134
Earnings per share from continued operations, basic and diluted	$ 1.24	$ 1.53	$ 1.84	[1]	$ 1.91	$ 1.77	$ 2.07
Flight Equipment Held For Operating Leases [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of asset, years	25 years
Percentage of estimates for residual values of original manufacture cost	15.00%
Minimum [Member] | Other Assets [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of depreciation	16.00%
Maximum [Member] | Other Assets [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of depreciation	33.00%
Impact Of Change In Estimate [Member]
Summary Of Significant Accounting Policies [Line Items]
Net Income from continuing operations	$ (5,200)
Earnings per share from continued operations, basic and diluted	$ (0.04)

[1]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010.